E&E ASSETS- Kelly Creek Project (Details)								12 Months Ended
	Dec. 18, 2023 USD ($)	Sep. 16, 2023 USD ($)	Jun. 01, 2023 USD ($)	May 03, 2023 USD ($) mi²	Apr. 13, 2023 USD ($)	Sep. 16, 2022 USD ($)	Sep. 16, 2021 USD ($)	Dec. 31, 2023 USD ($)	May 03, 2023 CAD ($) mi²
E&E ASSETS
Percentage of interest in a joint venture								70.00%
Percentage of interest in a joint venture, that can be earned upon incurring the required minimum annual E&E expenditures on the project								51.00%
Write-off of E & E assets								$ 2,252,786
Kelly Creek
E&E ASSETS
Percentage of interest in a joint venture				70.00%
Additional annual expenditures to be incurred									$ 2,500,000
Expenditures on Kelly Creek Project				$ (923,757)
Proportion Of Additional Ownership Interest In Joint Venture				19.00%
Write-off of E & E assets			$ 353,456					353,456
Kelly Creek | Genesis agreement
E&E ASSETS
Percentage of claims drop from original claim holdings			60.00%
Kelly Creek | Hot Pot agreement
E&E ASSETS
Annual lease payments made		$ 30,000				$ 30,000	$ 30,000
Percentage of net smelter return royalty				3.00%
Percentage of net smelter return royalty upon payment of specified amount				2.00%
Payment to reduce net smelter return royalty				$ 2,000,000
Kelly Creek | Hot Pot agreement | Battle Mountain Gold Exploration Corporation
E&E ASSETS
Percentage of net smelter return royalty				1.25%
Area within the original boundary of the Hot Pot property, considered for royalty payments | mi²				2.5					2.5
Lone Mountain
E&E ASSETS
Required minimum annual E&E expenditures, September 1, 2022								150,000
Required minimum annual E&E expenditures, June 1, 2024								300,000
Required minimum annual E&E expenditures, June 1, 2025								300,000
Required minimum annual E&E expenditures, June 1, 2023								250,000
Required Minimum Annual Exploration And Evaluation Expenditures, Period Two								$ 250,000
Percentage of net smelter return royalty								3.00%
Percentage of net smelter return royalty upon payment of specified amount								2.50%
Payment to reduce net smelter return royalty								$ 2,000,000
Write-off of E & E assets								0
Miller
E&E ASSETS
Write-off of E & E assets	$ 1,015,468							$ 1,015,468
Stockade Mountain
E&E ASSETS
Percentage of interest in a joint venture								100.00%
Required minimum annual E&E expenditures, September 1, 2022								$ 30,000
Percentage of net smelter return royalty								2.00%
Percentage of net smelter return royalty upon payment of specified amount								1.00%
Payment to reduce net smelter return royalty								$ 10,000,000
Write-off of E & E assets								0
Fourmile Basin
E&E ASSETS
Write-off of E & E assets					$ 883,862			$ 883,862